Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	New Age Alpha Variable Funds Trust
Entity Central Index Key	0002013968
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000253501
Shareholder Report [Line Items]
Fund Name	NAA All Cap Value Series
Trading Symbol	ACVS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA All Cap Value Series for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 89,032,672
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 455,804
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$89,032,672 Number of Portfolio Holdings203 Advisory Fee (net of waivers)$455,804 Portfolio Turnover104%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Equity	2.0%
Materials	3.4%
Communications	4.3%
Real Estate	4.9%
Utilities	5.4%
Energy	5.5%
Consumer Staples	8.5%
Industrials	8.7%
Consumer Discretionary	10.1%
Health Care	10.6%
Financials	16.7%
Technology	19.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	5.8%
Amazon.com, Inc.	3.0%
Exxon Mobil Corporation	1.5%
Walmart, Inc.	1.4%
Tesla, Inc.	1.4%
Costco Wholesale Corporation	1.1%
Bank of America Corporation	1.1%
Home Depot, Inc. (The)	1.0%
Procter & Gamble Company (The)	1.0%
UnitedHealth Group, Inc.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000253502
Shareholder Report [Line Items]
Fund Name	NAA Large Cap Value Series
Trading Symbol	LCVS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Large Cap Value Series for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 196,097,066
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 967,249
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$196,097,066 Number of Portfolio Holdings102 Advisory Fee (net of waivers)$967,249 Portfolio Turnover82%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Equity	2.0%
Materials	2.3%
Real Estate	3.3%
Communications	4.8%
Energy	5.4%
Utilities	6.0%
Industrials	7.8%
Consumer Staples	9.4%
Consumer Discretionary	9.7%
Health Care	12.9%
Financials	14.7%
Technology	21.4%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.2%
Amazon.com, Inc.	3.8%
Exxon Mobil Corporation	1.8%
Walmart, Inc.	1.8%
Tesla, Inc.	1.7%
Costco Wholesale Corporation	1.4%
Bank of America Corporation	1.3%
Home Depot, Inc. (The)	1.2%
Procter & Gamble Company (The)	1.2%
UnitedHealth Group, Inc.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000249820
Shareholder Report [Line Items]
Fund Name	NAA Large Core Series
Trading Symbol	LCS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Large Core Series for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 260,957,449
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,315,409
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$260,957,449 Number of Portfolio Holdings102 Advisory Fee (net of waivers)$1,315,409 Portfolio Turnover64%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	2.0%
Real Estate	2.0%
Materials	2.1%
Utilities	2.4%
Energy	2.8%
Consumer Staples	4.7%
Industrials	7.7%
Health Care	8.6%
Consumer Discretionary	9.1%
Financials	10.7%
Communications	11.5%
Technology	36.0%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.3%
Apple, Inc.	6.7%
Microsoft Corporation	6.0%
Alphabet, Inc. - Class A	4.6%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	2.5%
Meta Platforms, Inc. - Class A	2.3%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.5%
JPMorgan Chase & Company	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000253503
Shareholder Report [Line Items]
Fund Name	NAA Large Growth Series
Trading Symbol	LGS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Large Growth Series for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$110	1.01%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 60,571,075
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 288,387
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$60,571,075 Number of Portfolio Holdings78 Advisory Fee (net of waivers)$288,387 Portfolio Turnover60%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Energy	0.2%
Utilities	0.4%
Materials	0.5%
Consumer Staples	0.6%
Real Estate	0.7%
Equity	2.0%
Industrials	5.5%
Financials	6.1%
Health Care	6.1%
Consumer Discretionary	7.5%
Communications	19.2%
Technology	50.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	10.8%
Apple, Inc.	9.8%
Microsoft Corporation	8.3%
Broadcom, Inc.	6.0%
Alphabet, Inc. - Class A	5.2%
Meta Platforms, Inc. - Class A	4.9%
Netflix, Inc.	3.6%
Amazon.com, Inc.	3.6%
Berkshire Hathaway, Inc. - Class B	2.8%
Eli Lilly & Company	2.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000253504
Shareholder Report [Line Items]
Fund Name	NAA Mid Growth Series
Trading Symbol	MGS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Mid Growth Series for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$105	1.04%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 162,073,601
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 995,507
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$162,073,601 Number of Portfolio Holdings127 Advisory Fee (net of waivers)$995,507 Portfolio Turnover104%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Utilities	1.1%
Equity	2.0%
Materials	3.1%
Energy	3.2%
Communications	3.4%
Consumer Staples	3.9%
Real Estate	4.2%
Financials	8.2%
Consumer Discretionary	8.4%
Health Care	12.9%
Technology	20.9%
Industrials	28.5%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ciena Corporation	1.7%
Coherent Corp.	1.6%
nVent Electric PLC	1.6%
Woodward, Inc.	1.5%
Guidewire Software, Inc.	1.5%
Curtiss-Wright Corporation	1.5%
BWX Technologies, Inc.	1.5%
Tenet Healthcare Corporation	1.5%
Pure Storage, Inc. - Class A	1.5%
Somnigroup International, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000253505
Shareholder Report [Line Items]
Fund Name	NAA Small Cap Value Series
Trading Symbol	SCVS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Small Cap Value Series for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$117	1.15%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,578,269
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 300,448
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$49,578,269 Number of Portfolio Holdings127 Advisory Fee (net of waivers)$300,448 Portfolio Turnover115%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	2.0%
Utilities	2.6%
Consumer Staples	2.6%
Communications	3.5%
Energy	6.6%
Health Care	7.4%
Real Estate	8.0%
Technology	9.0%
Materials	9.4%
Industrials	9.6%
Consumer Discretionary	18.0%
Financials	20.9%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BorgWarner, Inc.	2.7%
LKQ Corporation	2.2%
Lincoln National Corporation	2.1%
Eastman Chemical Company	2.1%
GXO Logistics, Inc.	1.8%
VF Corporation	1.7%
Group 1 Automotive, Inc.	1.5%
Meritage Homes Corporation	1.4%
Atlantic Union Bankshares Corporation	1.4%
Selective Insurance Group, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000253506
Shareholder Report [Line Items]
Fund Name	NAA Small Growth Series
Trading Symbol	SGS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Small Growth Series for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 24,045,400
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 107,848
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$24,045,400 Number of Portfolio Holdings127 Advisory Fee (net of waivers)$107,848 Portfolio Turnover75%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Communications	0.5%
Consumer Staples	1.5%
Equity	2.0%
Utilities	2.1%
Energy	3.1%
Materials	5.8%
Real Estate	5.9%
Consumer Discretionary	11.7%
Financials	11.9%
Health Care	16.9%
Technology	19.1%
Industrials	19.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Dynatrace, Inc.	2.6%
Carpenter Technology Corporation	2.6%
ATI, Inc.	2.5%
SPX Technologies, Inc.	1.9%
TTM Technologies, Inc.	1.7%
MKS, Inc.	1.6%
Mirion Technologies, Inc.	1.6%
Armstrong World Industries, Inc.	1.5%
Dycom Industries, Inc.	1.5%
Sterling Infrastructure, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000253507
Shareholder Report [Line Items]
Fund Name	NAA SMid-Cap Value Series
Trading Symbol	SMID
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA SMid-Cap Value Series for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 132,596,033
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 794,741
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$132,596,033 Number of Portfolio Holdings122 Advisory Fee (net of waivers)$794,741 Portfolio Turnover106%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	2.0%
Communications	3.4%
Health Care	3.6%
Consumer Staples	4.8%
Utilities	4.9%
Energy	6.4%
Real Estate	8.8%
Materials	9.2%
Industrials	10.9%
Technology	11.0%
Consumer Discretionary	12.0%
Financials	22.9%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alcoa Corporation	1.7%
Cardinal Health, Inc.	1.5%
Jones Lang LaSalle, Inc.	1.5%
Ecolab, Inc.	1.5%
Reinsurance Group of America, Inc.	1.5%
First Horizon Corporation	1.5%
Vulcan Materials Company	1.5%
Unum Group	1.5%
ConocoPhillips	1.5%
Maplebear, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000253508
Shareholder Report [Line Items]
Fund Name	NAA World Equity Income Series
Trading Symbol	WEI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA World Equity Income Series for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 132,918,024
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 576,473
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$132,918,024 Number of Portfolio Holdings172 Advisory Fee (net of waivers)$576,473 Portfolio Turnover119%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.4%
Other Countries	5.5%
Italy	1.7%
Sweden	1.8%
Ireland	2.0%
Germany	3.5%
France	4.3%
Canada	4.6%
United Kingdom	4.9%
Switzerland	5.3%
Japan	9.1%
United States	45.9%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	7.6%
JPMorgan Chase & Company	3.1%
Mitsubishi UFJ Financial Group, Inc.	2.4%
Sony Group Corporation	2.2%
HSBC Holdings PLC	2.0%
Exxon Mobil Corporation	1.9%
Walmart, Inc.	1.8%
Johnson & Johnson	1.8%
Siemens A.G.	1.5%
Nestle S.A.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.